Intangible Assets - Additional Information (Detail) kr in Millions, Mobile_subscriptions in Billions, Device in Billions	12 Months Ended
	Dec. 31, 2024 Mobile_subscriptions Device	Dec. 31, 2019 SEK (kr) Mobile_subscriptions	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 31,200	kr 30,035	kr 27,815
Write down of goodwill			kr 275	12,966
After-tax discount rate		1.00%	1.00%
Average GDP growth rate		8.10%	8.80%
Impairment testing percentage		11.00%
Carrying amount of CGU		kr 500
Later than five year and not later than six years [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated increase in mobile data traffic volume		3
Smartphone traffic growth		4
Percentage of estimated increase in mobile video traffic		30.00%
Percentage of estimated increase in mobile data traffic		75.00%
Subscription by 2024 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device	30
Mobile subscriptions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions		8.0
Mobile subscriptions [member] | Subscription by 2024 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions	8.8
Smart phone [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions		7.2
5G subscriptions [member] | Subscription by 2024 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions	1.9
Networks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 26,500	kr 25,700
Digital services [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		3,300	3,100
Write down of capitalized development expenses				4,200
Digital services [member] | Research and development expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of capitalized development expenses		40	300	2,600
Digital services [member] | Selling and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of capitalized development expenses				1,600
Digital services [member] | Other operating expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of goodwill				6,900
Emerging business and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		1,400	1,200
Emerging business and other [member] | Selling and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of goodwill		kr 20
Emerging business and other [member] | Other operating expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			0
Write down of goodwill			kr 300	6,100
Emerging business and other [member] | Other operating expenses [member] | Media solutions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of goodwill				kr 6,000
Internet of things [member] | Subscription by 2024 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device	20